Commitments And Contingencies - Additional Information (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 08, 2022 Tranche shares	May 21, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 03, 2021 USD ($)	May 28, 2021 USD ($)
Other Commitments [Line Items]
Lessee operating lease, liability to be paid			$ 60,373	$ 61,749		$ 46,000
Lease term					11 years
Licence agreements annual maintenance payments payable				$ 100
Collaborative arrangement, rights and obligations, contractual annual payments			100
Reverse recapitalization, contingent consideration, equity, shares | shares	2,000,000
Reverse recapitalization, contingent consideration, equity, number of tranche | Tranche	2
Number of contingent earnout shares per tranche (in shares) | shares	1,000,000
C G M P Facility [Member]
Other Commitments [Line Items]
Long-term purchase commitment amount			35,500
Payments for construction in process			$ 17,900
Blue Rock [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Other Commitments [Line Items]
Research and development expense, term of agreement		3 years	3 years
Research and development arrangement, expected costs		$ 10,000	$ 10,000
Collaboration and Option Agreement [Member] | BlueRock Therapeutics LP [Member]
Other Commitments [Line Items]
Long term purchase commitment period				3 years
Long-term purchase commitment amount				$ 10,000
Sponsored Research Agreements [Member]
Other Commitments [Line Items]
Long-term purchase commitment amount				$ 2,200
Research and Development Arrangement [Member] | Blue Rock [Member]
Other Commitments [Line Items]
Long-term purchase commitment amount			$ 1,700
cGMP Facility Alameda California [Member]
Other Commitments [Line Items]
Lease expiration year				2032
Lessee operating lease, liability to be paid					$ 46,000
Lease term					11 years
cGMP Facility Alameda California [Member] | Capital Addition Purchase Commitments [Member]
Other Commitments [Line Items]
Aggregate construction costs paid				$ 2,600
Long-term purchase commitment amount				$ 35,500